Debt (Tables)	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The key terms of these facilities were as follows:

Facility	Currency	Interest Rate (1)	Effective Interest Rate (2)	Facility Maturity Date	Principal Outstanding at September 30, 2023 (Local Currency)	Principal Outstanding at September 30, 2023 (USD)
Term Loan Facility (3)	USD	USD SOFR + 0.11%(4) + 2.75% (0.5% floor)	8.3%	Jun-28	918,489	$918,489
Term Loan Facility (5)	EUR	EURIBOR + 3.00% (0% floor)	6.7%	Jun-28	658,993	696,683
Secured Loan Notes	EUR	3.00%	3.2%	Jun-29	421,362	445,461
Secured Loan Notes	USD	4.00%	4.2%	Jun-29	345,581	345,581
Revolving Credit Facility	USD	BASE + 0.10%(4) + 2.25% (0% floor)	7.7%	Dec-27	14,000	14,000
Revolving Credit Facility	EUR	BASE + 2.25% (0% floor)	6.0%	Dec-27	34,000	35,945
Line of Credit	USD	Term SOFR (6) + 2.70%	8.1%	Jun-25	75,000	75,000
Total Principal Outstanding						$2,531,159

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of September 30, 2023.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

Schedule of Long-Term Debt

	September 30, 2023	December 31, 2022
Principal Outstanding	$2,531,159	$2,658,023
Unamortized debt issuance cost	(16,471)	(14,564)
Total	2,514,688	2,643,459
Short-term debt	10,190	10,190
Non-current debt	$2,504,498	$2,633,269

Schedule of Maturities of Non Current Debt

Maturity requirements on debt as of September 30, 2023 by year are as follows:

Remainder 2023	$2,547
2024	10,190
2025	85,190
2026	10,190
2027	60,135
2028	1,571,865
2029 and thereafter	791,042
Total	$2,531,159